Interbank Loans - Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IFRS9 [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	$ 740,573
Changes in the allowances
Ending balance	768,120	$ 740,573
IFRS9 [member] | Interbank loans [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	208
Changes in the allowances
- Transfer to stage 1	0
- Transfer to stage 2	0
- Transfer to stage 3	0
- Increases due to change in credit risk	0
- Decreases due to change in credit risk	0
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
Charge-offs	0
New financial assets originated or purchased	344
Financial assets that have been derecognised	(131)
Changes in models/risk parameters	0
Foreign exchange and other movements	42
Ending balance	463	208
IFRS9 [member] | Interbank loans [member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	208
Changes in the allowances
- Transfer to stage 1	0
- Transfer to stage 2	0
- Transfer to stage 3	0
- Increases due to change in credit risk	0
- Decreases due to change in credit risk	0
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
Charge-offs	0
New financial assets originated or purchased	344
Financial assets that have been derecognised	(131)
Changes in models/risk parameters	0
Foreign exchange and other movements	42
Ending balance	463	208
IFRS9 [member] | Interbank loans [member] | Stage 2 Lifetime ECL [member]
Changes in the allowances
- Transfer to stage 1	0
- Transfer to stage 2	0
- Transfer to stage 3	0
- Increases due to change in credit risk	0
- Decreases due to change in credit risk	0
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
Charge-offs	0
Changes in models/risk parameters	0
IFRS9 [member] | Interbank loans [member] | Stage 3 Lifetime ECL [member]
Changes in the allowances
- Transfer to stage 1	0
- Transfer to stage 2	0
- Transfer to stage 3	0
- Increases due to change in credit risk	0
- Decreases due to change in credit risk	0
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
Charge-offs	0
Changes in models/risk parameters	0
IFRS9 [member] | Interbank loans [member] | Number of Shares Banco Itau [Member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	208
Changes in the allowances
Ending balance		208
IFRS9 [member] | Interbank loans [member] | Number of Shares Banco Itau [Member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	208
Changes in the allowances
Ending balance		208
IAS 39 [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Beginning balance	559,304
Changes in the allowances
Allowances established	819,268
Allowances released	472,305
Exchange differences	(44,619)
Ending balance	618,527	559,304
Provisions for loan losses [member] | IAS 39 [member] | Loans and receivables from banks, net [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Balances at beginning	(208)	(212)
Changes in the allowances
- Charge-offs		0
Charge-offs		0
Allowances established		(226)
Allowances released		209
Impairment		0
Exchange differences		21
Balances at end		(208)
Provisions for loan losses [member] | IAS 39 [member] | Local Banks [member] | Loans and receivables from banks, net [member]
Changes in the allowances
- Charge-offs		0
Charge-offs		0
Impairment		0
Provisions for loan losses [member] | IAS 39 [member] | Foreign Banks [member] | Loans and receivables from banks, net [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Balances at beginning	$ (208)	(212)
Changes in the allowances
- Charge-offs		0
Charge-offs		0
Allowances established		(226)
Allowances released		209
Impairment		0
Exchange differences		21
Balances at end		$ (208)